Summary of Significant Accounting Policies - Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Accounts receivable, net	$ 6,477	$ 1,401
Allowance for doubtful accounts	100	100
Allowance for Doubtful Accounts
Balance at the beginning	(63)	(16)
Provisions	(50)	(63)
Write-offs, net of recoveries	63	16
Balance at the end	$ (50)	$ (63)